Derivatives Financial Instruments and Off Balance Sheet Financial Instruments - Schedule of Contractual Amounts of Off Balance Sheet Financial instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Limited partnership interests
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 153,719	$ 174,520
Mortgage loans
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	10,000	0
Private Placement [Member]
Derivative [Line Items]
Contractual amounts of off-balance-sheet financial instruments	$ 0	$ 75